Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended September 30		Nine Months Ended September 30
	2024	2023	2024	2023
Net income attributable to equity shareholders of the Company	$177	$249	$465	$743

Weighted average shares outstanding:
Basic	552	553	554	552
Diluted	555	556	557	556

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.32	$0.45	$0.84	$1.35
Diluted	$0.32	$0.45	$0.83	$1.34